Segmented Information - Geographic Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segmented Information
Insurance revenue	$ 26,934.8	$ 24,703.5
Distribution of insurance revenue	100.00%	100.00%
Canada
Segmented Information
Insurance revenue	$ 2,772.7	$ 2,644.2
Distribution of insurance revenue	10.30%	10.70%
United States
Segmented Information
Insurance revenue	$ 16,922.7	$ 15,931.2
Distribution of insurance revenue	62.80%	64.50%
Asia
Segmented Information
Insurance revenue	$ 1,958.6	$ 1,586.5
Distribution of insurance revenue	7.30%	6.40%
International
Segmented Information
Insurance revenue	$ 5,280.8	$ 4,541.6
Distribution of insurance revenue	19.60%	18.40%
Property and Casualty Insurance and Reinsurance
Segmented Information
Insurance revenue	$ 26,799.3	$ 24,563.7
Property and Casualty Insurance and Reinsurance | Canada
Segmented Information
Insurance revenue	2,772.7	2,644.2
Property and Casualty Insurance and Reinsurance | United States
Segmented Information
Insurance revenue	16,909.5	15,909.8
Property and Casualty Insurance and Reinsurance | Asia
Segmented Information
Insurance revenue	1,958.6	1,586.5
Property and Casualty Insurance and Reinsurance | International
Segmented Information
Insurance revenue	5,158.5	4,423.2
Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Insurance revenue	8,077.7	7,214.7
Property and Casualty Insurance and Reinsurance | North American Insurers | Canada
Segmented Information
Insurance revenue	2,287.1	2,162.0
Property and Casualty Insurance and Reinsurance | North American Insurers | United States
Segmented Information
Insurance revenue	5,760.3	5,025.2
Property and Casualty Insurance and Reinsurance | North American Insurers | Asia
Segmented Information
Insurance revenue	1.4	1.8
Property and Casualty Insurance and Reinsurance | North American Insurers | International
Segmented Information
Insurance revenue	28.9	25.7
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Insurance revenue	15,480.2	14,693.4
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Canada
Segmented Information
Insurance revenue	485.4	482.2
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | United States
Segmented Information
Insurance revenue	11,148.1	10,879.8
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Asia
Segmented Information
Insurance revenue	963.2	881.3
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | International
Segmented Information
Insurance revenue	2,883.5	2,450.1
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Insurance revenue	3,241.4	2,655.6
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Canada
Segmented Information
Insurance revenue	0.2
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | United States
Segmented Information
Insurance revenue	1.1	4.8
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Asia
Segmented Information
Insurance revenue	994.0	703.4
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | International
Segmented Information
Insurance revenue	2,246.1	1,947.4
Life insurance and Run-off
Segmented Information
Insurance revenue	135.5	139.8
Life insurance and Run-off | United States
Segmented Information
Insurance revenue	13.2	21.4
Life insurance and Run-off | International
Segmented Information
Insurance revenue	$ 122.3	$ 118.4